Altegris Macro Strategy Fund
RISK/RETURN
INVESTMENT OBJECTIVES:
The Fund seeks absolute returns.
FEES AND EXPENSES OF THE FUND:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 28 of the Fund's Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Altegris Macro Strategy Fund		Class A	Class C	Class I	Class N	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		none	none	none	none	none
Redemption Fee (1) (as a % of amount redeemed, if sold within 30 days)	[1]	1.00%	1.00%	1.00%	1.00%	1.00%
[1]	The Fund's transfer agent charges a $15 wire fee for redemptions sent by wire transfer.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Altegris Macro Strategy Fund		Class A	Class C	Class I	Class N	Class Y
Management Fees		1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%	none
Other Expenses	[1]	0.24%	0.24%	0.24%	0.24%	0.24%
Total Annual Fund Operating Expenses		1.99%	2.74%	1.74%	1.99%	1.74%
Fee Waiver and/or Reimbursement	[2]	(0.04%)	(0.04%)	(0.04%)	(0.04%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		1.95%	2.70%	1.70%	1.95%	1.66%
[1]	Based on estimated amounts for the current fiscal year. The other expenses estimate does not include the cost of investing in underlying pools, like commodity pools, that are not investment companies. The Fund estimates that underlying pool expenses, if presented, would be 1.32%. This estimate does not include performance-based fees, which cannot be meaningfully estimated, paid by underlying pools which range from 20% to 30% of an underlying pool's profits.
[2]	The Fund's adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2012, to ensure that t otal annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.95% , 2.70% , 1.7 0% , 1.95% and 1. 66% of average daily net assets attributable to Class A, Class C, Class I, Class N and Class Y shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Altegris Macro Strategy Fund (USD $)	1 Year	3 Years
Class A	862	1,160
Class C	273	846
Class I	173	544
Class N	198	621
Class Y	169	540

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES:

 The Fund seeks to achieve its investment objective by allocating its assets between Global Macro strategies and a Fixed Income strategy.

Global Macro strategies include investment styles such as (i) discretionary, fundamentals-based investing with a focus on macroeconomic analysis (ii) dedicated currency investing that pursues both fundamental and technical trading approaches (iii) other specialized approaches to specific or individual market sectors such as equities, interest rates, metals, agricultural and soft commodities (iv) systematic trading strategies which incorporate technical and fundamental macroeconomic variables.

Global Macro strategy investments are designed to achieve capital appreciation in the financial and commodities futures markets by investing primarily in securities of limited partnerships, limited liability companies and other types of pooled investment vehicles, including commodity pools (collectively, "Underlying Pools"), as well as swap contracts and structured notes.  Such investments will be made without restriction as to issuer capitalization, country, or currency.   Each Underlying Pool invests according to a global macro strategy in one or a combination of (i) options, (ii) futures, (iii) forwards or (iv) spot contracts, each of which may be tied to (i) commodities, (ii) financial indices and instruments, (iii) foreign currencies, or (iv) equity indices.  Underlying Pools use derivatives primarily as a substitute for the commodities, indices and foreign currencies.  Swap contracts and structured notes have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of Underlying Pools and their respective strategies. The Fund does not invest more than 25% of its assets in derivatives with any one counterparty.

The Fund's adviser seeks absolute returns, in part, by (i) diversifying the Global Macro strategy investments among strategies and asset classes that are not expected to have returns that are highly correlated to each other or the broad equity market and (ii) restricting Fixed Income strategy investments to short-term or medium-term interest income-generating securities that are not expected to have returns that are highly correlated to the broad equity market or the Global Macro strategy.  However, the Fund is not a market-neutral Fund.  Additionally, the Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The adviser expects that less than 100% of the Fund's total net assets will be invested in Global Macro strategies.  However, by investing in Underlying Pools that use a form of leverage referred to as notional funding - that is Underlying Pools for which the nominal trading level exceeds the cash deposited in their trading accounts - the Fund will attempt to maintain an exposure to Global Macro strategies as if between 100% and 125% of the Fund's net assets were invested in those strategies.

The Fund may access Global Macro strategies by purchasing Underlying Pools and other investments directly.  However, in order to provide the Fund with exposure to certain Global Macro strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Fund may invest up to 25% of its total assets in Underlying Pools and other investments through a wholly-owned and controlled subsidiary (the "Subsidiary").  The Subsidiary will invest the majority of its assets in Underlying Pools, swap contracts and structured notes and other investments intended to serve as margin or collateral for swap positions.  However, the Fund may also make Global Macro investments outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

The Fixed Income strategy is designed to generate interest income and capital appreciation with the objective to diversify the returns under the Global Macro strategies.  The Fixed Income strategy will invest in a variety of investment grade fixed income securities.  The Fixed Income strategy portfolio will maintain an average maturity that ranges between short-term (less than 1 year) and intermediate-term (4-7 years).  The Fixed Income strategy will invest primarily in investment grade securities, which the Fund defines as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P") or if unrated, determined to be of comparable quality.

The Fund's adviser delegates management of the Fund's Fixed Income strategy portfolio to a sub-adviser.

The adviser, on behalf of itself and on behalf of the funds it advises or may advise in the future, has requested that the Securities and Exchange Commission grant an order that allows the adviser to hire a new sub-adviser or sub-advisers without shareholder approval.  Until that order is granted, shareholder approval is required if the adviser hires a new sub-adviser or sub-advisers.  However, there is no guarantee that such an order will be issued.

Adviser's Investment Process

The adviser's investment process consists of five primary stages: (1) asset allocation; (2) sourcing; (3) evaluating investment vehicles; (4) portfolio construction; and (5) ongoing investment monitoring, risk management and reallocation.  A summary of the adviser's process is as follows:

Asset Allocation		Sourcing		Evaluating		Portfolio Construction		Monitoring Risk Management Reallocation
•	Review top down economic variables as it relates to global macro sub-strategies	•	Source quality investment management talent within respective sub-strategies	•	Qualify investment managers and investment vehicles, including funds, swaps and structured notes	•	Create portfolio of investment managers representing diversified investment sub-strategies	•	Ongoing monitoring of portfolio and underlying investment managers

•	Set asset allocation investment ranges relating to global macro sub-strategies			•	Rigorous due diligence process	•	Assess portfolio variables including correlation among investment managers and overall portfolio risk	•	Rebalance between Underlying Pools and/or reallocate to new Underlying Pools

						•	Access selected managers via security selection of Underlying Pools, swaps or structured notes

Generally, the adviser's investment process narrows the universe of potential sub-strategies and managers through a rigorous screening and assessment process that includes the quantitative and qualitative information regarding prospective investment vehicles and the sub-strategies deployed.  The Fund's investment portfolio is rebalanced both within the Global Macro strategies and between the Global Macro and the Fixed Income strategy as a result of the adviser's monitoring policies.

Sub-Adviser's Investment Process

The sub-adviser's investment process for managing fixed income portfolios involves several key stages.  First, a top-down macroeconomic outlook is developed on a regular basis.  Next, scenario analysis is performed to help determine portfolios' yield curve and sector positions.  Portfolios are then constructed by employing bottom-up security analysis, selecting issuers that meet the sub-adviser's investment criteria.  The sub-adviser's investment teams draw upon the expertise of global sector specialist and portfolio management teams and use internally generated fundamental and quantitative research inputs.

PRINCIPAL INVESTMENT RISKS:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments as well the Fund's indirect risks through investing in Underlying Pools and the Subsidiary.

  Commodity Risk:  Investing in the commodity futures markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity futures prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

  Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund or an Underlying Pool, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.

  Derivatives Risk:  The Fund's use of swaps and the indirect use of derivative instruments through Underlying Pools involves risks different from, or possibly greater than the risks associated with investing directly in securities including leverage risk, tracking risk and counterparty default risk in the case of over the counter derivatives.  Option positions held by Underlying Pools may expire worthless exposing the Fund to potentially significant losses.

  Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

  Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

  Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

  Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

  Leverage Risk:  Underlying Pools use derivatives to increase their long and short exposure creating leverage, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.  However, the Fund cannot lose more than its investment in an Underlying Pool because the Fund is not legally liable for an Underlying Pool's derivative or other obligations.  The Fund's use of swap contracts involves indirect leverage because swap contract payments are based upon notional value rather than the amount invested.

  Limited History of Operations:  The Fund is a new mutual fund and has a limited history of operation.  Additionally, Underlying Pools in which the Fund invests may be newly formed and have limited operations.

  Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

  Management Risk:  The adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

  Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

  Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

  Regulatory Change Risk:  The Fund has filed with the National Futures Association, a notice claiming an exclusion from the definition of the term "commodity pool operator" under Section 4.5 of regulations of the Commodity Exchange Act, as amended, with respect to the Fund's operation.  Recently the CFTC has proposed a change to Section 4.5, and other regulations which, if adopted, could require the Fund, the Subsidiary and some or all Underlying Pools to register with the CFTC.  Such changes could potentially limit or restrict the ability of the Fund to pursue its investment strategy, and/or increase the costs of implementing its strategy.

  Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund does not sell stocks short.  The Fund's losses are potentially unlimited in a short position transaction.

  Structured Notes Risk:  Structured notes involve leverage risk, tracking risk and issuer default risk.

  Taxation Risk:   By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.   However because the Subsidiary is a controlled foreign corporation, any income received by from its investments in the Underlying Pools will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

  Underlying Pools Risk:  Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds.  The Underlying Pools will pay management fees, brokerage commissions, and operating expenses as well as performance based fees to each Global Macro manager.  Those performance based fees will be paid by the Underlying Pool to each Global Macro manager without regard to the performance of other Global Macro managers and the Underlying Pool's overall profitability.  Underlying Pools are subject to specific risks, depending on the nature of the fund.  There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

  Wholly-Owned Subsidiary Risk:  The Subsidiary will not be registered under the Investment Company Act of 1940 ("1940 Act") and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund? The Fund is intended to provide prospective investors with an opportunity to gain access to the global macro asset class.
PERFORMANCE:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.altegrismutualfunds.com or by calling 1-877-772-5838.